Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 7. Intangible Assets and Goodwill

In connection with our acquisitions of properties, we have recorded net lease intangibles of $76.6 million, which are being amortized over periods ranging from one year to 40 years. In-place lease, tenant relationship and above-market rent intangibles are included in Intangible assets and goodwill, net in the consolidated financial statements. Below-market rent intangibles are included in Accounts payable, accrued expenses and other liabilities in the consolidated financial statements.

Intangibles and goodwill are summarized as follows (in thousands):

	December 31,
	2011	2010
Amortizable Intangible Assets
Management contracts	$32,765	$32,765
Less: accumulated amortization	(30,172)	(29,035)
	2,593	3,730
Lease Intangibles:(a)
In-place lease	62,162	23,028
Tenant relationship	10,968	10,251
Above-market rent	9,905	9,737
Less: accumulated amortization	(27,253)	(26,560)
	55,782	16,456
Unamortizable Goodwill and Indefinite-Lived Intangible Assets
Goodwill	63,607	63,607
Trade name	3,975	3,975
	67,582	67,582
	$125,957	$87,768
Amortizable Below-Market Rent Intangible Liabilities
Below-market rent	$(6,455)	$(1,954)
Less: accumulated amortization	1,482	1,270
	$(4,973)	$(684)

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  In September 2011, we deconsolidated a wholly-owned subsidiary because we no longer had control over the activities that most significantly impact its economic performance following possession of the subsidiary's property by a receiver (Note 16). As of the date of deconsolidation, the subsidiary had lease intangibles consisting of the following: $1.5 million of in-place lease; $1.1 million of tenant relationship, $1.8 million of above-market rent and $4.4 million of accumulated amortization.

Current accounting guidance requires that we test for the recoverability of goodwill at the reporting unit level. The test for recoverability must be conducted at least annually or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. We performed our annual test for impairment during the fourth quarter of 2011 and no impairment was indicated.

Net amortization of intangibles was $6.0 million, $5.6 million and $6.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization of below-market and above-market rent intangibles is recorded as an adjustment to Lease revenues, while amortization of in-place lease and tenant relationship intangibles is included in Depreciation and amortization.

Based on the intangible assets and liabilities recorded at December 31, 2011, scheduled annual net amortization of intangibles, which is inclusive of those properties in continuing and discontinued operations, for each of the next five years is as follows (in thousands):

Years Ending December 31,	Total
2012	$6,236
2013	5,231
2014	4,861
2015	4,706
2016	4,621
Thereafter	27,747
$53,402